Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Impairments	$ 19
Expenditures	$ 0	$ 0	$ 0